Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	$ (5,240,911)	$ (2,585,692)
Interest Rate Swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	(5,240,911)	70,125
Interest Rate Swap 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement		(2,655,817)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	(5,240,911)	(2,585,692)
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	$ (5,240,911)	70,125
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement		$ (2,655,817)